UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	08/31/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Core Equity Fund

Dreyfus Floating Rate Income Fund

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Core Equity Fund

ANNUAL REPORT August 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Core Equity Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Core Equity Fund, covering the 12-month period from September 1, 2017 through August 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The 12-month period started on solid footing which gave way to a shifting landscape. Through February of 2018, major global economies appeared to be in lock-step as they moved towards less accommodative monetary policy and concurrent growth. In the equity markets, both U.S. and non-U.S. markets enjoyed an upward trek across sectors and market caps. Interest rates rose across the curve putting pressure on bond prices, but sectors such as investment grade and high yield corporates, non-U.S. dollar denominated bonds and emerging market debt, were able to outperform like-duration U.S. Treasuries.

In February, the first rumblings of discontent shook equity markets. Global growth and monetary policy paths began to diverge. Non-U.S. economies weakened. Momentum sputtered, and equities began to struggle. Emerging market debt, non-U.S. denominated bonds and corporate debt gave up much of the performance earned earlier in the period. Long-term U.S. interest rates started to fall. The shockwave ended in April and pressure on U.S. equity markets eased, allowing U.S. equity markets to end the 12-month period with double-digit gains.

Despite new concerns regarding trade, U.S. inflationary pressures and global growth, we are optimistic that U.S. consumer spending, corporate earnings, and economic data will remain strong in the near term. However, we will stay attentive to signs that might signal possible changes on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
September 17, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through August 31, 2018, as provided by portfolio manager Fayez Sarofim of Fayez Sarofim & Co., Sub-Investment Adviser

Market and Fund Performance Overview

For the 12-month period ended August 31, 2018, Dreyfus Core Equity Fund’s Class A shares produced a total return of 15.48%, Class C shares returned 14.59%, and Class I shares returned 15.80%.1 In comparison, the S&P 500® Index (the “Index”), the fund’s benchmark, produced a total return of 19.66% for the same period.2

Despite concerns about trade conflicts and some increased volatility, stocks continued to gain ground over the reporting period amid rising corporate earnings, improved economic conditions, and the effects of corporate tax reform. The fund produced lower returns than the Index, mainly due to shortfalls in the consumer staples, consumer discretionary, and financials sectors.

The Board of Directors has approved, subject to shareholder approval, a proposed merger of the fund into Dreyfus Worldwide Growth Fund. It is currently contemplated that shareholders of the fund as of August 31, 2018 will be asked to approve the merger at a special meeting of shareholders to be held on or about October 31, 2018. If approved, the merger will become effective on or about December 7, 2018.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets in common stocks. The fund focuses on “blue-chip” companies with market capitalizations exceeding $5 billion at the time of purchase, including multinational companies.

In choosing stocks, the fund first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have dominant positions in their industries and that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. The fund is also alert to companies that it considers undervalued in terms of current earnings, assets, or growth prospects.

The fund may also invest in securities of foreign companies in the form of U.S.-dollar-denominated American depositary receipts (ADRs).

The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%.3

Economic Strength and Growth in Corporate Earnings Drove Stocks Higher

The Index achieved a solid gain for the 12-month reporting period despite back-to-back declines in February and March, rebounding over the most recent five months as estimates of earnings growth continued to firm and U.S. economic activity accelerated. The market advanced even as trade conflicts heated up, the Federal Reserve stepped up the pace of monetary tightening, and political risks resurfaced in the Eurozone.

Market leadership rotated as the period progressed, but for the full 12 months, information technology and consumer discretionary were the strongest sectors. Energy also topped the benchmark, aided by a rally in crude prices amid increased demand. Utilities and consumer staples were the weakest performers, although all 11 sectors ended higher.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Consumer Stocks Dampened Fund Performance

The fund recorded a double-digit gain for the 12-month reporting period, but results trailed those of the benchmark. The largest detractor from relative performance was the pronounced overweighting of the lagging consumer staples sector. Holdings such as Philip Morris International, Anheuser-Busch InBev, and Altria Group weighed on relative returns. Relative results were also undercut by the positioning in consumer discretionary due to the underweight in Internet retail, the sector’s strongest segment, and not owning the issues with outsized gains in the multiline and specialty retail industries. The stock focus in the financials sector also modestly undermined results compared to the Index. The largest detractors from returns included Philip Morris International, Comcast, Anheuser-Busch InBev, State Street, and Walgreens Boots Alliance.

Factors that supported relative performance included the limited and very selective presence in the industrials sector, which came under pressure from rising fuel prices and concerns over tariffs. The emphasis among railroad stocks and the avoidance of industrial conglomerates were particularly beneficial. Stock selection in the health care sector augmented relative results. Portfolio companies such as Intuitive Surgical, UnitedHealth Group, and AbbVie outpaced other sector constituents and the market average. The overweighted allocation to the top-performing information technology sector and the lack of exposure to the weak real estate, telecommunications, and utilities sectors also added value. Holdings making the largest positive contributions to the fund’s 12-month return included Microsoft, Apple, Texas Instruments, Visa, and Alphabet.

High-Quality Companies Well Positioned for Potential Volatility

Recent turbulence notwithstanding, the foundation for a continued market advance remains solid: the U.S. economy and underlying corporate fundamentals remain quite healthy and equity valuations have become more attractive as profit growth has accelerated in the face of a flat market in 2018. Nevertheless, investors remain nervous and alert to signs of rising inflation, escalating trade tensions, and the stresses of generally tighter financial conditions.

The high-quality industry leaders in the fund have the financial strength and flexibility to help them weather the volatile periods surrounding these concerns. Their greater ability to manage increasing costs based on their scale, strong balance sheets, and management resources positions them to sustain earnings growth as interest rates rise. Furthermore, these businesses are generating record cash flows and enhancing shareholder value through dividend increases and opportunistic share buybacks. Given the deep financial resources, earnings outlook, and capital deployment acumen of the companies in the fund, we remain confident in its ability to deliver superior, risk-adjusted returns over the longer term.

September 17, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

3 Portfolio turnover rates are subject to change. Portfolio turnover rates alone do not automatically result in high or low distribution levels. There can be no guarantee that the fund will generate any specific level of distributions annually.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

4

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus Core Equity Fund Class A shares, Class C shares and Class I shares and the S&P 500® Index (the “Index”)

† Source: Lipper Inc.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus Core Equity Fund on 8/31/08 to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

5

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 8/31/18
	1 Year	5 Years	10 Years
Class A shares
with maximum sales charge (5.75%)	8.84%	9.49%	7.74%
without sales charge	15.48%	10.79%	8.38%
Class C shares
with applicable redemption charge†	13.61%	9.97%	7.57%
without redemption	14.59%	9.97%	7.57%
Class I shares	15.80%	11.04%	8.64%
S&P 500® Index	19.66%	14.51%	10.85%

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

6

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Core Equity Fund from March 1, 2018 to August 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2018

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.42	$12.27	$7.13
Ending value (after expenses)	$1,049.30	$1,045.30	$1,050.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2018

	Class A	Class C	Class I
Expenses paid per $1,000†	$8.29	$12.08	$7.02
Ending value (after expenses)	$1,016.99	$1,013.21	$1,018.25

†  Expenses are equal to the fund’s annualized expense ratio of 1.63% for Class A, 2.38% for Class C and 1.38% for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

7

STATEMENT OF INVESTMENTS

August 31, 2018

Description	Shares		Value ($)
Common Stocks - 98.9%
Banks - 4.7%
JPMorgan Chase & Co.	48,125		5,514,163
Wells Fargo & Co.	35,600		2,081,888
			7,596,051
Capital Goods - 1.2%
United Technologies	14,850		1,955,745
Commercial & Professional Services - .6%
Verisk Analytics	8,600	[a]	1,024,174
Consumer Durables & Apparel - 1.6%
NIKE, Cl. B	32,395		2,662,869
Consumer Services - 1.5%
McDonald's	15,300		2,482,119
Diversified Financials - 9.3%
American Express	27,750		2,940,945
BlackRock	8,350		4,000,151
Intercontinental Exchange	25,975		1,980,074
S&P Global	15,400		3,188,570
State Street	34,975		3,039,677
			15,149,417
Energy - 6.3%
Chevron	32,600		3,861,796
ConocoPhillips	28,650		2,103,770
Exxon Mobil	53,185		4,263,841
			10,229,407
Food, Beverage & Tobacco - 13.9%
Altria Group	72,925		4,267,571
Anheuser-Busch InBev, ADR	14,250	[b]	1,328,528
Coca-Cola	86,800		3,868,676
Constellation Brands, Cl. A	8,550		1,780,110
Nestle, ADR	29,905		2,504,544
PepsiCo	24,450		2,738,645
Philip Morris International	79,750		6,211,727
			22,699,801
Health Care Equipment & Services - 5.0%
Abbott Laboratories	37,900		2,533,236
Intuitive Surgical	4,475	[a]	2,506,000
UnitedHealth Group	11,700		3,140,982
			8,180,218
Household & Personal Products - 2.6%
Estee Lauder, Cl. A	30,100		4,217,612
Insurance - 2.7%
Chubb	32,925		4,452,777

8

Description		Shares		Value ($)
Common Stocks - 98.9% (continued)
Materials - 2.0%
Air Products & Chemicals		5,425		902,123
Praxair		14,800		2,341,212
				3,243,335
Media - 5.4%
Comcast, Cl. A		115,910		4,287,511
Twenty-First Century Fox, Cl. A		55,025		2,498,135
Walt Disney		18,425		2,063,969
				8,849,615
Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
AbbVie		35,000		3,359,300
Novo Nordisk, ADR		54,125		2,661,326
Roche Holding, ADR		57,900		1,792,584
				7,813,210
Retailing - 1.2%
Amazon.com		1,000	[a]	2,012,710
Semiconductors & Semiconductor Equipment - 5.5%
ASML Holding		14,325	[b]	2,937,341
Infineon Technologies, ADR		18,950		481,993
Texas Instruments		49,675		5,583,470
				9,002,804
Software & Services - 20.1%
Alphabet, Cl. C		5,755	[a]	7,010,683
Automatic Data Processing		6,635		973,686
Facebook, Cl. A		48,775	[a]	8,571,231
Microsoft		90,555		10,172,043
Visa, Cl. A		40,875	[b]	6,004,129
				32,731,772
Technology Hardware & Equipment - 6.7%
Apple		47,800		10,880,714
Transportation - 3.8%
Canadian Pacific Railway		13,375		2,816,106
Union Pacific		22,150		3,336,233
				6,152,339
Total Common Stocks (cost $66,326,220)				161,336,689
	7-Day Yield (%)
Other Investment - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,576,482)	1.91	1,576,482	[c]	1,576,482

9

STATEMENT OF INVESTMENTS (continued)

Description	7-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $1,378,959)	1.87	1,378,959	[c]	1,378,959
Total Investments (cost $69,281,661)		100.7%		164,292,130
Liabilities, Less Cash and Receivables		(.7%)		(1,119,405)
Net Assets		100.0%		163,172,725

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2018, the value of the fund’s securities on loan was $10,177,313 and the value of the collateral held by the fund was $10,414,707, consisting of cash collateral of $1,378,959 and U.S. Government & Agency securities valued at $9,035,748.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	20.1
Food, Beverage & Tobacco	13.9
Diversified Financials	9.3
Technology Hardware & Equipment	6.7
Energy	6.3
Semiconductors & Semiconductor Equipment	5.5
Media	5.4
Health Care Equipment & Services	5.0
Pharmaceuticals, Biotechnology & Life Sciences	4.8
Banks	4.7
Transportation	3.8
Insurance	2.7
Household & Personal Products	2.6
Materials	2.0
Money Market Investments	1.8
Consumer Durables & Apparel	1.6
Consumer Services	1.5
Retailing	1.2
Capital Goods	1.2
Commercial & Professional Services	.6
100.7

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS

Registered Investment Companies	Value 8/31/17 ($)	Purchases ($)	Sales ($)	Value 8/31/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	901,337	32,069,758	31,394,613	1,576,482	1.0	26,524
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	-	33,204,151	31,825,192	1,378,959.8		-
Total	901,337	65,273,909	63,219,805	2,955,441	1.8	26,524

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,177,313)—Note 1(b):
Unaffiliated issuers	66,326,220	161,336,689
Affiliated issuers	2,955,441	2,955,441
Receivable for investment securities sold		388,344
Dividends and securities lending income receivable		372,636
Receivable for shares of Common Stock subscribed		4,878
		165,057,988
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		201,962
Cash overdraft due to Custodian		36,701
Liability for securities on loan—Note 1(b)		1,378,959
Reorganization expense payable		187,926
Payable for shares of Common Stock redeemed		73,382
Directors fees and expenses payable		6,333
		1,885,263
Net Assets ($)		163,172,725
Composition of Net Assets ($):
Paid-in capital		44,616,080
Accumulated undistributed investment income—net		72,209
Accumulated net realized gain (loss) on investments		23,473,967
Accumulated net unrealized appreciation (depreciation) on investments		95,010,469
Net Assets ($)		163,172,725

Net Asset Value Per Share	Class A	Class C	Class I
Net Assets ($)	86,903,649	45,197,784	31,071,292
Shares Outstanding	4,609,617	2,479,905	1,594,240
Net Asset Value Per Share ($)	18.85	18.23	19.49

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Year Ended August 31, 2018

Investment Income ($):
Income:
Cash dividends (net of $63,625 foreign taxes withheld at source):
Unaffiliated issuers	3,392,451
Affiliated issuers	26,524
Income from securities lending—Note 1(b)	13,159
Total Income	3,432,134
Expenses:
Management fee—Note 3(a)	1,893,651
Distribution/Service Plan fees—Note 3(b)	730,184
Reorganization expense—Note 5	240,266
Directors’ fees—Note 3(a,c)	16,535
Loan commitment fees—Note 2	3,833
Total Expenses	2,884,469
Less—Directors’ fees reimbursed by Dreyfus—Note 3(a)	(16,535)
Net Expenses	2,867,934
Investment Income—Net	564,200
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	25,294,272
Net unrealized appreciation (depreciation) on investments	(945,375)
Net Realized and Unrealized Gain (Loss) on Investments	24,348,897
Net Increase in Net Assets Resulting from Operations	24,913,097

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2018	2017
Operations ($):
Investment income—net	564,200	1,192,078
Net realized gain (loss) on investments	25,294,272	27,845,577
Net unrealized appreciation (depreciation) on investments	(945,375)	(1,087,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,913,097	27,950,389
Distributions to Shareholders from ($):
Investment income—net:
Class A	(374,194)	(706,371)
Class C	-	(150,621)
Class I	(249,734)	(447,314)
Net realized gain on investments:
Class A	(11,527,878)	(9,198,709)
Class C	(9,439,524)	(10,379,880)
Class I	(5,463,230)	(4,672,850)
Total Distributions	(27,054,560)	(25,555,745)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,724,985	10,434,931
Class C	3,964,250	6,915,147
Class I	8,334,028	16,736,502
Distributions reinvested:
Class A	9,165,760	7,922,268
Class C	5,536,592	5,148,751
Class I	3,294,399	3,286,416
Cost of shares redeemed:
Class A	(14,981,575)	(18,308,853)
Class C	(25,079,335)	(39,067,988)
Class I	(19,409,886)	(21,741,390)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(14,450,782)	(28,674,216)
Total Increase (Decrease) in Net Assets	(16,592,245)	(26,279,572)
Net Assets ($):
Beginning of Period	179,764,970	206,044,542
End of Period	163,172,725	179,764,970
Undistributed investment income—net	72,209	131,937

14

	Year Ended August 31,
	2018	2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	823,925	572,555
Shares issued for distributions reinvested	522,731	486,015
Shares redeemed	(808,415)	(1,021,107)
Net Increase (Decrease) in Shares Outstanding	538,241	37,463
Class Ca
Shares sold	232,222	428,604
Shares issued for distributions reinvested	325,682	325,581
Shares redeemed	(1,423,671)	(2,209,753)
Net Increase (Decrease) in Shares Outstanding	(865,767)	(1,455,568)
Class I
Shares sold	441,574	912,389
Shares issued for distributions reinvested	181,772	195,856
Shares redeemed	(1,013,974)	(1,184,343)
Net Increase (Decrease) in Shares Outstanding	(390,628)	(76,098)

[a]	During the period ended August 31, 2018,19,924 Class C shares representing $345,541 were exchanged for 19,332 Class A shares.
See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
Class A Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	19.18	19.01	20.27	23.04	19.66
Investment Operations:
Investment income—net[a]	.09	.16	.21	.26	.26
Net realized and unrealized gain (loss) on investments	2.64	2.58	1.71	(1.67)	3.67
Total from Investment Operations	2.73	2.74	1.92	(1.41)	3.93
Distributions:
Dividends from investment income—net	(.09)	(.18)	(.24)	(.26)	(.29)
Dividends from net realized gain on investments	(2.97)	(2.39)	(2.94)	(1.10)	(.26)
Total Distributions	(3.06)	(2.57)	(3.18)	(1.36)	(.55)
Net asset value, end of period	18.85	19.18	19.01	20.27	23.04
Total Return (%)[b]	15.48	16.89	10.07	(6.60)	20.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.50	1.36	1.36	1.36	1.36
Ratio of net expenses to average net assets	1.49	1.35	1.35	1.35	1.35
Ratio of net investment income to average net assets	.51	.88	1.13	1.18	1.21
Portfolio Turnover Rate	3.59	2.89	4.06	10.31	.62
Net Assets, end of period ($ x 1,000)	86,904	78,096	76,704	89,744	131,033

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

16

	Year Ended August 31,
Class C Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	18.68	18.56	19.85	22.58	19.28
Investment Operations:
Investment income (loss)—net[a]	(.05)	.03	.07	.09	.10
Net realized and unrealized gain (loss) on investments	2.57	2.51	1.68	(1.63)	3.59
Total from Investment Operations	2.52	2.54	1.75	(1.54)	3.69
Distributions:
Dividends from investment income—net	-	(.03)	(.10)	(.09)	(.13)
Dividends from net realized gain on investments	(2.97)	(2.39)	(2.94)	(1.10)	(.26)
Total Distributions	(2.97)	(2.42)	(3.04)	(1.19)	(.39)
Net asset value, end of period	18.23	18.68	18.56	19.85	22.58
Total Return (%)[b]	14.59	16.09	9.27	(7.31)	19.35
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25	2.11	2.11	2.11	2.11
Ratio of net expenses to average net assets	2.24	2.10	2.10	2.10	2.10
Ratio of net investment income (loss) to average net assets	(.26)	.14	.38	.43	.46
Portfolio Turnover Rate	3.59	2.89	4.06	10.31	.62
Net Assets, end of period ($ x 1,000)	45,198	62,500	89,127	108,287	140,690

a Based on average shares outstanding.

b Exclusive of sales charge.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class I Shares	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	19.73	19.51	20.72	23.53	20.07
Investment Operations:
Investment income—net[a]	.15	.21	.27	.33	.32
Net realized and unrealized gain (loss) on investments	2.71	2.62	1.75	(1.72)	3.74
Total from Investment Operations	2.86	2.83	2.02	(1.39)	4.06
Distributions:
Dividends from investment income—net	(.13)	(.22)	(.29)	(.32)	(.34)
Dividends from net realized gain on investments	(2.97)	(2.39)	(2.94)	(1.10)	(.26)
Total Distributions	(3.10)	(2.61)	(3.23)	(1.42)	(.60)
Net asset value, end of period	19.49	19.73	19.51	20.72	23.53
Total Return (%)	15.80	17.01	10.39	(6.39)	20.56
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25	1.11	1.11	1.11	1.11
Ratio of net expenses to average net assets	1.24	1.10	1.10	1.10	1.10
Ratio of net investment income to average net assets	.75	1.14	1.38	1.43	1.45
Portfolio Turnover Rate	3.59	2.89	4.06	10.31	.62
Net Assets, end of period ($ x 1,000)	31,071	39,169	40,213	56,764	83,389

a Based on average shares outstanding.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Core Equity Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”), serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (100 million shares authorized) and Class T (100 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution fees and/or Service Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

19

NOTES TO FINANCIAL STATEMENTS (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

21

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	161,336,689	-	-	161,336,689
Registered Investment Company	2,955,441	-	-	2,955,441

† See Statement of Investments for additional detailed categorizations.

At August 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and

22

continuous basis. During the period ended August 31, 2018, The Bank of New York Mellon earned $2,192 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $152,113, undistributed capital gains $23,395,511 and unrealized appreciation $95,009,021.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2018 and August 31, 2017 were as follows: ordinary income $774,223 and $1,330,685, and long-term capital gains $26,280,337 and $24,225,060, respectively.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement

23

NOTES TO FINANCIAL STATEMENTS (continued)

(Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2018, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment management, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at the annual rate of 1.10% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund except brokerage fees, taxes, interest expenses, commitment fees on borrowings, Distribution Plan fees and Service Plan fees, fees and expenses of the non-interested Directors (including counsel fees) and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Directors (including counsel fees). During the period ended August 31, 2018, fees reimbursed by Dreyfus amount to $16,535.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a monthly fee at an annual rate of .2175% of the value of the fund’s average daily net assets.

24

During the period ended August 31, 2018, the Distributor retained $2,294 from commissions earned on sales of the fund’s Class A shares and $234 from CDSCs on redemption of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at an annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended August 31, 2018, Class A and Class C shares were charged $211,184 and $389,250, respectively, pursuant to their Distribution Plans. During the period ended August 31, 2018, Class C shares were charged $129,750 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $152,178, Distribution Plans fees $47,189 and Service Plan fees $9,614, which are offset against an expense reimbursement currently in effect in the amount of $7,019.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2018, amounted to $6,074,796 and $45,966,886, respectively.

At August 31, 2018, the cost of investments for federal income tax purposes was $69,283,109; accordingly, accumulated net unrealized

25

NOTES TO FINANCIAL STATEMENTS (continued)

appreciation on investments was $95,009,021, consisting of $95,309,611 gross unrealized appreciation and $300,590 gross unrealized depreciation.

NOTE 5—Plan of Reorganization:

The Board approved, subjected to shareholders’ approval, an Agreement and Plan of Reorganization (the “Agreement”) providing for the transfer of the fund’s assets to Dreyfus Worldwide Growth Fund (the “Acquiring Fund”) in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of such shares of the Acquiring Fund to fund shareholders and the subsequent termination of the fund (the “Reorganization”). It is currently contemplated that shareholders of the fund as of August 31, 2018 will be asked to approve the Agreement on behalf of the fund at a special meeting of shareholders to be held on or about October 31, 2018. If approved, the Reorganization will become effective on or about December 7, 2018. As of the end of the reporting period, total reorganization costs were estimated to be approximately $317,000 of which $240,266 was accrued by the fund as of August 31, 2018.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
The Dreyfus/Laurel Funds Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Core Equity Fund (the “Fund”) a series of The Dreyfus/Laurel Funds, Inc., including the statements of investments and investments in affiliated issuers, as of August 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus Corporation investment companies since 1994.

New York, New York
October 29, 2018

27

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund reports the maximum amount allowable but not less than 100% of ordinary income dividends paid during the fiscal year ended August 31, 2018 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $774,223 as ordinary income dividends paid during the fiscal year ended August 31, 2018 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Shareholders will receive notification in early 2019 of the percentage applicable to the preparation of their 2018 income tax returns. Also, the fund reports the maximum amount allowable but not less than $2.9551 per share as a capital gain dividend paid on December 1, 2017 in accordance with Section 852(b)(3)(C) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $.0169 as a short-term capital gain dividend paid on December 1, 2017 in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

28

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 125

———————

Francine J. Bovich (67)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 73

———————

Kenneth A. Himmel (72)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Managing Partner, Gulf Related, an international real estate development company (2010-present)

• President and CEO, Related Urban Development, a real estate development company (1996-present)

• President and CEO, Himmel & Company, a real estate development company (1980-present)

• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 25

———————

29

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Stephen J. Lockwood (71)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)

No. of Portfolios for which Board Member Serves: 25

———————

Roslyn M. Watson (68)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 59

———————

Benaree Pratt Wiley (72)

Board Member (1998)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 80

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James M. Fitzgibbons, Emeritus Board Member

30

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 125 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

31

OFFICERS OF THE FUND (Unaudited) (continued)

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 150 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 144 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

32

NOTES

33

For More Information

Dreyfus Core Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Fayez Sarofim & Co.
Two Houston Center
Suite 2907
Houston, TX 77010

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLTSX Class C: DPECX Class I: DPERX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 0047AR0818

Dreyfus Floating Rate Income Fund

ANNUAL REPORT August 31, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Floating Rate Income Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Floating Rate Income Fund, covering the 12-month period from September 1, 2017 through August 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The 12-month period started on solid footing which gave way to a shifting landscape. Through February of 2018, major global economies appeared to be in lock-step as they moved towards less accommodative monetary policy and concurrent growth. In the equity markets, both U.S. and non-U.S. markets enjoyed an upward trek across sectors and market caps. Interest rates rose across the curve putting pressure on bond prices, but sectors such as investment grade and high yield corporates, non-U.S. dollar denominated bonds and emerging market debt, were able to outperform like-duration U.S. Treasuries.

In February, the first rumblings of discontent shook equity markets. Global growth and monetary policy paths began to diverge. Non-U.S. economies weakened. Momentum sputtered, and equities began to struggle. Emerging market debt, non-U.S. denominated bonds and corporate debt gave up much of the performance earned earlier in the period. Long-term U.S. interest rates started to fall. The shockwave ended in April and pressure on U.S. equity markets eased, allowing U.S. equity markets to end the 12-month period with double-digit gains.

Despite new concerns regarding trade, U.S. inflationary pressures and global growth, we are optimistic that U.S. consumer spending, corporate earnings, and economic data will remain strong in the near term. However, we will stay attentive to signs that might signal possible changes on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
September 17, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2017 through August 31, 2018, as provided by the fund’s primary portfolio managers, Kevin Cronk, Chris Barris, and Leland Hart of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the 12-month period ended August 31, 2018, Dreyfus Floating Rate Income Fund’s Class A shares produced a total return of 3.38%, Class C shares returned 2.62%, Class I shares returned 3.68%, and Class Y shares returned 3.60%.1 The fund’s benchmark, The S&P/LSTA U.S. Leveraged Loan Index (the “Index”), produced a total return of 4.88% for the same period.2

Floating rate notes generally produced positive total returns over the reporting period amid rising interest rates and low defaults. The fund lagged the Index, partially due to underweighted exposure to low-quality CCC-rated loans.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating-rate loans and other floating-rate securities. These investments effectively should enable the fund to achieve a floating rate of income. The fund currently intends to invest principally in floating-rate loans and other floating-rate securities of U.S. issuers, but may invest up to 30% of its net assets in securities of foreign issuers.

We buy and sell securities through a value-oriented, bottom-up research process that incorporates a top-down overlay. We use fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across quality segments, industries, and credits while seeking to mitigate downside risk.

Interest Rates Fluctuate in a Growing Economy

In late 2017, the U.S. Federal Reserve (the “Fed”) began to unwind its balance sheet through sales of U.S. government securities and started to raise the overnight target federal funds rate by 25 basis points at approximately every other meeting. Longer-term interest rates climbed during the first portion of the reporting period. Corporate and emerging market debt soundly outperformed like-duration Treasuries. However, market volatility appeared in February and a paradigm shift occurred. Concerns over high U.S. inflation sprouted, and while the U.S. economy continued to strengthen, the rest of the world softened. Corporates and emerging market debt gave up much of their earlier return. In a flight to quality, long-term U.S. Treasury rates declined as well. When coupled with the Fed’s rate hikes which boost the short end of the curve, the U.S. yield curve began a flattening trend that would last through the end of the period. In general, securities with a high degree of interest-rate sensitivity lost value during the period, while those with less fared better.

In this environment, demand for floating-rate investments increased as investors looked for insulation against rising rates. Senior loans outpaced the broader markets with the best performances coming from the lowest-quality segments. During the period, loan spreads narrowed, but was more than offset by a nearly 1% increase in the three-month London Interbank Offered Rate (LIBOR).

Distressed Debt Outperforms Broader Market

The fund’s performance compared to the Index was constrained over the reporting period by several factors. First, the fund maintained underweighted exposure to CCC-rated loans, which lie toward the bottom of the credit-quality spectrum. These loans rallied as investors disregarded certain risks and reached for higher yields, but the fund did not participate fully in those gains. From a sector allocation perspective, an overweight position in the consumer sectors weighed on relative performance, as did underweighted exposure to loans issued to retailers. Our security selection strategy also produced some

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

disappointments in the retail and health care sectors, as well as in the automotive industry group. Finally, the fund’s cash reserves and holdings of high yield bonds, which are maintained for liquidity purposes, did not keep pace with the floating-rate loan market.

The fund achieved better results through other strategies. The fund’s relatively large overweight to B-rated debt, which occupies a middle tier of the credit-quality spectrum, and underweight to high-quality low-spread BB-rated loans, was additive. In addition, an overweight exposure to the metals and mining industry also helped boost relative results as commodity prices and global economic activity recovered. Security selection within the telecom services industry also contributed to positive performance as did the fund’s collateralized loan obligation (CLO) holdings.

At times during the reporting period, we employed forward contracts to hedge the fund’s positons in instruments denominated in foreign currencies.

Positioned for Continued Economic Growth

We remain optimistic regarding the prospects for senior loans. Business fundamentals remain strong, global economic growth has continued, corporate earnings are rising, and default rates have stayed low. In addition, supply-and-demand dynamics have been supported by robust demand for senior loans from CLOs and moderate retail fund inflows. Most analysts expect additional short-term interest-rate hikes by the Fed, which could translate into higher yields on floating-rate instruments.

Therefore, we have maintained overweight exposure to B-rated loans, and we have continued to participate in carefully selected CCC-rated loans. We continue to avoid the most distressed areas of the market. We’re maintaining our underweight to high-quality, low-yielding BB-rated loans. In this environment, we continue to favor debt from cyclical industries such as services, commodities, and chemicals. We have found fewer loans meeting our investment criteria among loans issued to companies in the fixed-line telecommunications and retail industries. While we maintain a favorable outlook on market fundamentals and technicals, we have noticed some erosion in quality which we will continue to monitor closely.

September 17, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by the fund’s investment adviser pursuant to an agreement in effect through December 31, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. – The S&P/LSTA U.S. Leveraged Loan Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads, and interest payments. Investors cannot invest directly in any index.

Floating-rate loans are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus.

The risks of an investment in a collateralized loan obligation (CLO) depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CLO securities as an asset class.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

FUND PERFORMANCE (Unaudited)

Comparison of change in value of $10,000 investment in Dreyfus Floating Rate Income Fund Class A shares, Class C shares, Class I shares and Class Y shares and the S&P/LSTA U.S. Leveraged Loan Index (the “Index”)

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Floating Rate Income Fund on 9/27/13 (inception date) to a $10,000 investment made in the Index. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (Unaudited) (continued)

Average Annual Total Returns as of 8/31/18
	Inception Date	1 Year	From Inception
Class A shares
with maximum sales charge (2.50%)	9/27/13	0.80%	2.39%
without sales charge	9/27/13	3.38%	2.92%
Class C shares
with applicable redemption charge†	9/27/13	1.63%	2.15%
without redemption	9/27/13	2.62%	2.15%
Class I shares	9/27/13	3.68%	3.20%
Class Y shares	9/27/13	3.60%	3.20%
S&P/LSTA U.S. Leveraged Loan Index	9/30/13	4.88%	21.60%††

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the Index on 9/30/13 is used as the beginning value on 9/27/13.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Floating Rate Income Fund from March 1, 2018 to August 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.02	$8.87	$3.81	$3.66
Ending value (after expenses)	$1,013.10	$1,009.80	$1,015.30	$1,014.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.04	$8.89	$3.82	$3.67
Ending value (after expenses)	$1,020.21	$1,016.38	$1,021.42	$1,021.58

†  Expenses are equal to the fund’s annualized expense ratio of .99% for Class A, 1.75% for Class C, .75% for Class I and .72% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

August 31, 2018

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.0%
Collateralized Loan Obligations Debt - 4.4%
Arrowpoint CLO, Ser. 2015-4A, Cl. D, 3 Month LIBOR + 4.50%		6.83	4/18/27	2,000,000	[b,c,d]	2,030,869
Babson CLO, Ser. 2015-1A, Cl. ER, 3 Month LIBOR + 5.50%		7.85	1/20/31	3,000,000	[b,c,d]	2,984,781
Babson Euro CLO, Ser. 2014-2X, Cl. FR, 3 Month EURIBOR + .70%	EUR	7.00	11/25/29	2,000,000	[b,c,d]	2,268,930
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR + 5.50%		7.84	4/15/31	2,900,000	[b,c,d]	2,884,720
Battalion CLO VII, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR + 6.31%		8.65	7/17/28	2,000,000	[b,c,d]	2,005,562
Carlyle Global Market Strategies CLO, Ser. 2014-1A, Cl. ER, 3 Month LIBOR + 5.40%		7.74	4/17/31	4,000,000	[b,c,d]	3,969,716
Catamaran CLO, Ser. 2015-1A, Cl. E, 3 Month LIBOR + 5.15%		7.50	4/22/27	3,000,000	[b,c,d]	2,948,358
CIFC Funding CLO, Ser. 2012-2RA, Cl. D, 3 Month LIBOR + 5.45%		7.80	1/20/28	1,000,000	[b,c,d]	1,000,462
Crown Point CLO IV, Ser. 2018-4A, Cl. D, 3 Month LIBOR + 2.75%		5.10	4/20/31	5,000,000	[b,c,d]	4,964,090
Dryden Senior Loan Fund CLO, Ser. 2015-37A, Cl. ER, 3 Month LIBOR + 5.15%		7.49	1/15/31	5,000,000	[b,c,d]	4,940,865
Goldentree Loan Management US CLO 2, Ser. 2017-2A, Cl. E, 3 Month LIBOR + 4.70%		7.05	11/28/30	1,984,000	[b,c,d]	1,926,809
Marathon CLO X, Ser. 2017-10A, Cl.D, 3 Month LIBOR + 6.37%		8.68	11/15/29	2,500,000	[b,c,d]	2,513,173
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR + 6.00%		8.07	7/16/31	1,250,000	[b,c,d]	1,255,990
OZLM VI CLO, Ser. 2014-6A, Cl. E, 3 Month LIBOR + 6.05%		8.39	4/17/31	4,000,000	[b,c,d]	4,002,144
Parallel CLO, Ser. 2018-1A, Cl. C, 3 Month LIBOR + 2.80%		4.85	4/20/31	1,800,000	[b,c,d]	1,786,919

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.0% (continued)
Collateralized Loan Obligations Debt - 4.4% (continued)
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR + 5.85%	8.11	5/20/31	1,500,000	[b,c,d]	1,491,924
TICP CLO IX, Ser. 2017-9A, Cl. E, 3 Month LIBOR + 5.60%	7.95	1/20/31	5,000,000	[b,c,d]	4,872,028
TICP CLO X, Ser. 2018-10A, Cl. E, 3 Month LIBOR + 5.50%	7.85	4/20/31	3,000,000	[b,c,d]	2,963,631
				50,810,971
Energy - .6%
Alta Mesa Housings, Gtd. Notes	7.88	12/15/24	2,000,000		1,972,500
Genesis Energy, Gtd. Bonds	5.63	6/15/24	2,000,000		1,875,000
Sanchez Energy, Gtd. Notes	6.13	1/15/23	2,350,000		1,338,678
SRC Energy, Sr. Unscd. Notes	6.25	12/1/25	2,000,000		1,950,000
				7,136,178
Health Care - .3%
Polaris Intermediate, Sr. Unscd. Notes	8.50	12/1/22	3,000,000	[c]	3,108,750
Materials - .7%
ARD Finance, Sr. Scd. Notes	7.13	9/15/23	3,000,000		3,048,750
ARD Securities Finance, Sr. Scd. Notes	8.75	1/31/23	1,542,399	[c]	1,546,255
Bway Holding, Sr. Unscd. Notes	7.25	4/15/25	2,000,000	[c]	1,955,000
W/S Packaging Holdings, Sr. Scd. Notes	9.00	4/15/23	1,600,000	[c]	1,640,000
				8,190,005
Total Bonds and Notes (cost $70,085,539)			69,245,904

Floating Rate Loan Interests - 88.0%
Advertising - 1.8%
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 1 Month LIBOR + 3.50%	5.85	9/29/24	3,991,737	[b]	4,004,211
ABG Intermediate Holdings 2, Second Lien Initial Term Loan, 1 Month LIBOR + 7.75%	10.10	9/29/25	325,000	[b,d]	327,031

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Advertising - 1.8% (continued)
Advantageles & Marketing, First Lien Initial Term Loan, 1 Month LIBOR + 3.25%		5.58	7/25/21	5,699,604	[b]	5,345,174
Information Resources, First Lien Initial Term Loan, 3 Month LIBOR + 4.25%		6.60	1/18/24	474,000	[b]	477,356
Information Resources, Second Lien Term Loan, 3 Month LIBOR + 8.25%		10.60	1/20/25	2,745,000	[b]	2,772,450
Polyconcept North America Holdings, First Lien Closing Date Term Loan, 1 Month LIBOR + 3.75%		6.07	8/16/23	1,847,288	[b,d]	1,861,724
Red Ventures, Second Lien Term Loan, 1 Month LIBOR + 8.00%		10.34	11/8/25	1,500,000	[b]	1,537,500
Red Ventures, Term Loan, 1 Month LIBOR + 4.00%		6.34	11/8/24	4,359,303	[b]	4,411,985
					20,737,431
Aerospace & Defense - .6%
Transdigm, 2018 New Term F Loan, 1 Month LIBOR + 2.50%		4.82	6/9/23	6,861,915	[b]	6,856,460
Automobiles & Components - .7%
CH Hold, First Lien Initial Term Loan, 1 Month LIBOR + 3.00%		5.35	2/1/24	245,432	[b]	246,736
CH Hold, Second Lien Initial Term Loan, 1 Month LIBOR + 7.25%		9.60	2/3/25	175,000	[b,d]	177,625
Dealer Tire, Refinancing Term Loan, 3 Month LIBOR + 3.25%		5.58	12/22/21	2,148,070	[b,d]	2,083,628
Innovative Xcessories & Services, Term Loan, 1 Month LIBOR + 4.75%		7.07	11/29/22	4,616,907	[b,d]	4,611,136
UOS, Initial Term Loan, 1 Month LIBOR + 5.50%		7.85	4/7/23	1,476,564	[b,d]	1,509,787
					8,628,912
Building Materials - .8%
Forterra Finance, Replacement Term Loan, 1 Month LIBOR + 3.00%		5.35	10/25/23	3,292,335	[b]	3,092,523
LSF10 XL BIdco SCA, Facility B Term Loan, 3 Month LIBOR + 4.00%	EUR	4.00	3/13/24	2,500,000	[b]	2,889,179

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Building Materials - .8% (continued)
Quikrete Holdings, Tranche B Term Loan, 1 Month LIBOR + 2.75%		5.07	11/15/23	3,419,985	[b]	3,421,233
					9,402,935
Chemicals - 4.7%
AgroFresh, Term Loan, 2 Month LIBOR + 4.75%		7.10	7/31/21	1,896,241	[b]	1,886,759
Albaugh, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.50%		5.84	12/21/24	2,338,250	[b]	2,329,482
Allnex, Term B-2 Loan, 1-3 Month LIBOR + 3.25%		5.59	9/13/23	2,472,243	[b,d]	2,490,785
Allnex, Tranche B-3 Term Loan, 1-3 Month LIBOR + 3.25%		5.59	9/13/23	1,862,642	[b,d]	1,876,612
Colouroz Investment 1, First Lien Term C Loan, 3 Month LIBOR + 3.00%		5.84	9/7/21	428,419	[b]	406,141
Colouroz Midco, First Lien Term B-1 Loan, 3 Month LIBOR + 3.00%		5.81	9/7/21	2,591,581	[b]	2,456,819
Cyanco Intermediate 2, First Lien Initial Term Loan, 1 Month LIBOR + 3.50%		5.83	3/16/25	3,585,475	[b]	3,616,848
Encapsys, First Lien Initial Term Loan, 1 Month LIBOR + 3.25%		5.59	10/27/24	3,866,855	[b]	3,883,792
Encapsys, Second Lien Initial Term Loan, 1 Month LIBOR + 7.50%		9.84	10/27/25	1,419,000	[b,d]	1,428,756
Novacap Group Bidco, Facility B, 3 Month LIBOR + 3.50%	EUR	3.50	6/22/23	1,500,000	[b]	1,733,290
OCI Partners, Term Loan, 3 Month LIBOR + 4.00%		6.58	3/13/25	4,707,911	[b]	4,784,485
Omnova Solutions, Term B-2 Loan, 1 Month LIBOR + 3.25%		5.57	8/26/23	2,878,370	[b,d]	2,896,360
Oxea, Term B-1 Loan, 3 Month LIBOR + 3.75%	EUR	3.75	10/12/24	2,000,000	[b]	2,328,755
Oxea, Term B-2 Loan, 3 Month LIBOR + 3.50%		5.84	10/12/24	2,992,462	[b,d]	3,013,050
Polar US Borrower, First Lien Term Loan, 3 Month LIBOR + 4.75%		7.09	8/21/25	5,903,764	[b]	5,815,207

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Chemicals - 4.7% (continued)
Road Infrastructure Investment Holdings, First Lien Term Loan, 1 Month LIBOR + 3.50%		6.33	6/9/23	2,824,688	[b]	2,831,749
Solenis International, First Lien Initial Dollar Term Loan, 1-3 Month LIBOR + 4.00%		6.34	12/26/23	4,219,048	[b]	4,245,459
Tronox Finance, Term Loan, 1 Month LIBOR + 3.00%		5.34	9/22/24	1,856,022	[b]	1,865,302
Tronox Finance, Term Loan, 1 Month LIBOR + 3.00%		5.34	9/22/24	4,283,128	[b]	4,304,544
					54,194,195
Commercial & Professional Services - 10.0%
AlixPartners, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.75%		5.09	4/4/24	3,113,533	[b]	3,126,516
AVSC Holding, Second Lien Initial Loan, 3 Month LIBOR + 7.25%		9.57	9/1/25	1,061,750	[b]	1,051,796
AVSC Holding, Term Loan, 2-3 Month LIBOR + 3.25%		5.59	3/1/25	6,911,812	[b]	6,858,522
Blitz F18 675, New Facility B-2, 2 Month LIBOR + 3.75%	EUR	3.75	8/1/25	2,500,000	[b]	2,913,773
Camelot US Acquisition I, 2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.25%		5.56	10/3/23	3,519,872	[b]	3,521,702
Cast & Crew Payroll, Term Loan, 1 Month LIBOR + 2.75%		5.33	9/27/24	2,952,962	[b]	2,952,976
CHG Healthcare Services, New Term Loan, 1-3 Month LIBOR + 3.00%		5.33	6/7/23	7,135,016	[b]	7,161,237
Constellis Holdings, First Lien Initial Term B Loan, 3 Month LIBOR + 5.00%		7.34	4/21/24	5,296,500	[b]	5,336,224
Creative Artists Agency, Amendment No 7 Refinancing Term Loan, 1 Month LIBOR + 3.00%		5.34	2/15/24	6,110,273	[b]	6,134,469
Electro Rent, Tranche B Term Loan, 1-2 Month LIBOR + 5.00%		7.35	1/31/24	3,501,007	[b]	3,531,640
Employbridge, Term Loan, 3 Month LIBOR + 5.00%		7.35	4/18/25	3,077,570	[b]	3,119,887
Fort Dearborn Holding, First Lien Initial Term Loan, 3 Month LIBOR + 4.00%		6.35	10/19/23	3,658,516	[b,d]	3,512,175
Lineage Logistics, Term Loan, 1 Month LIBOR + 3.00%		5.32	2/27/25	5,378,852	[b]	5,359,811

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Commercial & Professional Services - 10.0% (continued)
National Intergovernmental Purchasing Alliance, First Lien Term Loan, 2-3 Month LIBOR + 3.75%		6.07	5/23/25	3,142,469	[b,d]	3,150,325
Obol France 3S, Facility B Term Loan, 3 Month LIBOR + 3.75%	EUR	3.75	4/12/23	2,500,000	[b]	2,912,104
Packers Holdings, Term Loan, 1 Month LIBOR + 3.25%		5.57	12/4/24	4,726,250	[b]	4,728,235
Parexel International, Term Loan B, 1 Month LIBOR + 2.75%		5.09	9/27/24	4,515,875	[b]	4,519,826
Pi US Borrowerco, Second Lien Facility 1, 1 Month LIBOR + 7.25%		9.58	1/1/26	1,250,000	[b,d]	1,237,500
Pi US Mergerco, Facility B-1, 3 Month LIBOR + 3.50%		5.82	12/20/24	5,236,875	[b]	5,216,425
Pre Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR + 3.25%		5.60	4/13/25	3,043,810	[b]	3,058,389
Prime Security Services Borrower, 2016-2 Refinancing Term B1 Loan, 1 Month LIBOR + 2.75%		5.09	5/2/22	3,597,060	[b]	3,610,765
Safe Fleet Holdings, Term Loan, 1 Month LIBOR + 3.00%		5.35	2/1/25	4,774,897	[b]	4,745,054
Team Health Holdings, Term Loan, 1 Month LIBOR + 2.75%		5.09	2/6/24	6,195,030	[b]	5,944,658
Transaction Network Services, First Lien Initial Term Loan, 3 Month LIBOR + 4.00%		6.32	2/14/20	3,618,472	[b,d]	3,634,883
US Security Associates Holdings, Term Loan, 3 Month LIBOR + 3.50%		5.84	7/28/23	1,523,153	[b]	1,526,961
USS Ultimate Holdings, Tranche B Term Loan, 1 Month LIBOR + 3.75%		6.08	8/10/24	3,078,516	[b]	3,097,756
Verscend Holding, Term B Loan, 3 Month LIBOR + 4.50%		6.82	8/27/25	6,480,716	[b]	6,533,405
Wand Intermediate I, Refinancing Term B Loan, 1 Month LIBOR + 3.00%		5.34	9/17/21	1,904,379	[b]	1,908,550
Weight Watchers International, Term B Loan, 1-3 Month LIBOR + 4.75%		7.07	11/29/24	5,624,280	[b]	5,699,870
					116,105,434
Consumer Discretionary - 6.0%
Alpha Topco, 2018 Incremental New Facility B-3 Loan, 1 Month LIBOR + 2.50%		4.85	2/1/24	2,814,722	[b]	2,797,833

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Consumer Discretionary - 6.0% (continued)
Crown Finance US, Initial Euro Term Loan, 1 Month LIBOR + 2.625%	EUR	2.63	2/28/25	3,117,187	[b]	3,617,190
Deluxe Entertainment Services Group, Initial Term Loan, 3 Month LIBOR + 5.50%		7.85	2/28/20	1,474,479	[b]	1,386,011
FPC Holdings, First Lien Term B-1 Loan, 1 Month LIBOR + 4.50%		6.84	11/19/22	2,878,249	[b]	2,911,824
FPC Holdings, Second Lien Term B-1 Loan, 1 Month LIBOR + 9.00%		11.34	5/19/23	1,018,519	[b,d]	1,015,127
Golden Entertainment, First Lien Term B Facility Loan, 1 Month LIBOR + 3.00%		5.34	8/15/24	4,552,125	[b]	4,561,616
Greektown Holdings, Term Loan, 1 Month LIBOR + 2.75%		5.34	3/20/24	3,564,000	[b]	3,571,431
GVC Holdings, Facility B-1, 3 Month LIBOR + 2.75%	EUR	2.75	3/2/23	1,500,000	[b]	1,736,772
GVC Holdings, Facility B-2 (Eur), 3 Month LIBOR + 2.75%	EUR	2.75	3/16/24	1,500,000	[b]	1,738,626
Hayward Industries, Term Loan, 1 Month LIBOR + 3.50%		5.84	7/18/24	3,101,563	[b]	3,115,520
Hercules Achievement, First Lien Term Loan, 1 Month LIBOR + 3.50%		5.83	12/7/24	3,731,250	[b]	3,740,578
Scientific Games International, Initial Term B-5 Loan, 1 Month LIBOR + 2.75%		5.07	8/14/24	7,611,798	[b]	7,600,228
SESAC Holdco II, First Lien Initial Term Loan, 1 Month LIBOR + 3.00%		5.56	2/13/24	2,962,500	[b]	2,942,133
SMG US Midco 2, Second Lien Term Loan, 1 Month LIBOR + 7.00%		9.34	1/23/26	233,918	[b]	236,550
SMG US Midco 2, Term Loan, 1 Month LIBOR + 3.25%		5.59	1/23/25	578,211	[b]	580,258
Stars Group Holdings, Euro Term Loan, 3 Month LIBOR + 3.75%	EUR	3.75	7/10/25	4,000,000	[b]	4,687,990
Stars Group Holdings, Term Loan, 3 Month LIBOR + 3.50%		5.84	7/10/25	8,735,215	[b]	8,814,967
Technicolor, First Incremental Term Loan, 3 Month LIBOR + 2.75%		5.09	12/31/23	2,364,000	[b]	2,254,677

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Consumer Discretionary - 6.0% (continued)
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR + 4.00%		6.34	1/25/24	3,802,911	[b,d]	3,848,090
William Morris Endeavor Entertainment, New Term B Loan-1, 1 Month LIBOR + 2.75%		5.06	5/18/25	4,675,526	[b]	4,659,466
Yak Access, First Lien Initial Term Loan, 1 Month LIBOR + 5.00%		7.34	7/11/25	4,000,000	[b,d]	3,880,000
					69,696,887
Consumer Staples - .7%
Carlisle Foodservice Products, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.00%		5.33	3/20/25	609,317	[b,e]	604,939
Carlisle Foodservice Products, First Lien Initial Term Loan, 1 Month LIBOR + 3.00%		5.33	3/20/25	2,694,553	[b]	2,675,192
Kronos Acquisition Holdings, Term B-3 Loan, 1 Month LIBOR + 4.00%		6.32	5/15/23	4,400,000	[b]	4,372,852
					7,652,983
Diversified Financials - 1.2%
Blackhawk Network Holdings, First Lien Term Loan, 2 Month LIBOR + 3.00%		5.33	5/22/25	5,531,278	[b]	5,557,801
Capital Automotive, Second Lien Intial Term B Loan, 1 Month LIBOR + 6.00%		8.34	3/24/25	2,308,166	[b,d]	2,362,985
Citco Funding , 2017 Term Loan, 1 Month LIBOR + 3.00%		5.34	3/31/22	4,660,000	[b]	4,683,323
PGX Holdings, First Lien Term B Loan, 1 Month LIBOR + 5.25%		7.59	9/29/20	1,924,144	[b]	1,884,459
					14,488,568
Electronic Components - .3%
Oberthur Technologies, Facility B Term Loan, 3 Month LIBOR + 3.75%	EUR	3.75	1/10/24	2,500,000	[b]	2,904,661
Oberthur Technologies Of America, Facility B Term Loan, 3 Month LIBOR + 3.75%		6.07	12/15/23	617,188	[b]	620,813
					3,525,474
Energy - 4.6%
Brazos Delaware II, Term Loan, 1 Month LIBOR + 4.00%		6.31	5/16/25	5,398,387	[b,d]	5,361,273

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Energy - 4.6% (continued)
California Resource, Term Loan, 1 Month LIBOR + 10.38%	12.69	12/31/21	3,000,000	[b]	3,322,515
California Resources, Term 11/17 Loan, 1 Month LIBOR + 4.75%	7.06	12/31/22	2,864,815	[b]	2,917,642
Chesapeake Energy, Term A Loan, 1 Month LIBOR + 7.50%	9.81	8/23/21	2,375,000	[b]	2,484,214
Gavilan Resources, Second Lien Term Loan, 1 Month LIBOR + 6.00%	8.32	3/1/24	4,935,000	[b]	4,808,541
GIP III Stetson I, Term Loan, 3 Month LIBOR + 4.25%	6.60	7/18/25	5,504,231	[b]	5,557,567
Granite Acquisition, First Lien Term B Loan, 3 Month LIBOR + 3.50%	6.33	12/17/21	3,614,660	[b]	3,649,831
Granite Acquisition, First Lien Term C Loan, 3 Month LIBOR + 3.50%	6.33	12/17/21	164,382	[b]	165,982
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR + 7.25%	9.58	12/19/22	471,490	[b]	476,208
HFOTCO, 7 Year Term B Loan, 3 Month LIBOR + 2.75%	5.09	6/26/25	3,097,166	[b]	3,103,469
Keane Group Holdings, Term Loan, 1 Month LIBOR + 3.75%	6.07	5/18/25	3,602,500	[b,d]	3,597,997
Lucid Energy Group II Borrower, Term Loan, 1 Month LIBOR + 3.00%	5.32	2/18/25	5,557,500	[b,d]	5,484,558
Navios Maritime Midstream Partners, Term Loan, 3 Month LIBOR + 4.50%	6.83	6/12/20	1,258,668	[b,d]	1,230,355
Oryx Southern Delaware Holdings, Term Loan, 1 Month LIBOR + 3.25%	5.57	2/28/25	5,268,054	[b,d]	5,172,570
Oxbow Carbon , First Lien Term B Loan, 1 Month LIBOR + 3.75%	6.09	1/4/23	3,487,687	[b,d]	3,518,221
Oxbow Carbon , Second Lien Term Loan, 1 Month LIBOR + 7.50%	9.84	1/4/24	2,107,143	[b,d]	2,149,286
				53,000,229
Environmental Control - 1.2%
EnergySolutions, Term Loan, 3 Month LIBOR + 3.75%	6.07	5/11/25	5,014,624	[b,d]	5,058,502
Filtration Group, Initial Dollar Term Loan, 1 Month LIBOR + 3.00%	5.34	3/29/25	5,860,937	[b]	5,889,655

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Environmental Control - 1.2% (continued)
GFL Environmental, 2018 Incremental Term Loan, 3 Month LIBOR + 2.75%		5.07	5/31/25	2,488,964	[b,d]	2,480,153
GFL Environmental, Delayed Draw Term Loan, 3 Month LIBOR + 2.75%		5.07	5/31/25	309,188	[b,d,e]	308,093
					13,736,403
Financials - .3%
IBC Capital, First Lien Term B-1 Loan, 3 Month LIBOR + 3.75%		6.08	9/18/23	3,591,000	[b]	3,614,934
Food Products - 1.1%
Albertson's, Replacement 2017-1 Term B-4 Loan, 1 Month LIBOR + 2.75%		5.08	8/25/21	1,364,398	[b]	1,363,477
Albertson's, Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.00%		5.33	12/21/22	1,414,286	[b]	1,412,299
Albertson's, Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.00%		5.33	6/22/23	6,987,386	[b]	6,969,917
UTZ Quality Foods, First Lien Term Loan, 1 Month LIBOR + 3.50%		5.83	11/21/24	2,985,000	[b]	3,002,716
					12,748,409
Forest Products & Other - .2%
Dunn Paper, First Lien Term Loan, 1 Month LIBOR + 4.75%		7.09	8/26/22	2,091,402	[b,d]	2,114,930
Health Care - 8.7%
Air Medical Group Holdings, 2018 Term Loan, 1 Month LIBOR + 3.25%		5.57	4/28/22	6,658,308	[b]	6,552,907
Air Methods, Term Loan, 3 Month LIBOR + 3.50%		5.83	4/13/24	5,552,409	[b]	5,110,521
Albany Molecular Research, First Lien Initial Term Loan, 1 Month LIBOR + 3.25%		5.57	7/28/24	3,389,698	[b]	3,391,817
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR + 3.50%		5.84	8/15/24	3,771,500	[b]	3,592,354
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR + 7.75%		10.09	8/15/25	1,600,000	[b]	1,437,000
Auris LuxCo, First Lien Term B Loan, 3 Month LIBOR + 4.00%	EUR	4.00	7/24/25	1,250,000	[b]	1,459,498

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Health Care - 8.7% (continued)
Auris Luxembourg III, Facility B7 Term Loan, 3 Month LIBOR + 3.00%		5.32	1/17/22	1,451,362	[b]	1,464,062
Avantor, Initial Dollar Term Loan, 1 Month LIBOR + 4.00%		6.31	11/22/24	4,721,174	[b]	4,782,290
Avantor, Initial Euro Term Loan, 1 Month LIBOR + 4.25%	EUR	4.25	11/22/24	2,493,734	[b]	2,917,339
Bausch Health, Initial Term B Loan, 1 Month LIBOR + 3.00%		5.32	6/1/25	6,218,027	[b]	6,247,935
Change Healthcare Holdings, Closing Date Term Loan, 1 Month LIBOR + 2.75%		5.07	3/1/24	3,887,829	[b]	3,894,321
CVS Holdings I, First Lien Initial Term Loan, 1 Month LIBOR + 3.00%		5.34	2/6/25	5,247,562	[b,d]	5,241,029
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, 1-3 Month LIBOR + 3.75%		6.08	6/6/25	910,565	[b,d,e]	916,634
Dentalcorp Perfect Smile ULC, Term Loan, 1 Month LIBOR + 3.75%		6.08	6/6/25	3,642,261	[b]	3,666,536
Elsan SAS, Facility B2 Term Loan, 3 Month LIBOR + 3.75%	EUR	3.75	10/30/22	2,500,000	[b]	2,922,188
Immucor, Term Loan B-3, 2 Month LIBOR + 5.00%		7.34	6/15/21	3,702,487	[b]	3,753,396
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR + 2.75%		5.33	6/7/23	3,510,491	[b]	3,511,966
NVA Holdings, First Lien Term B-3 Loan, 1 Month LIBOR + 2.75%		5.09	1/30/25	4,657,260	[b]	4,647,084
Ortho Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR + 3.25%		5.58	6/1/25	5,330,000	[b]	5,336,183
Pearl Intermediate Parent, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 2.75%		5.06	2/14/25	906,224	[b,d,e]	891,072
Pearl Intermediate Parent, First Lien Term Loan, 1 Month LIBOR + 2.75%		5.06	2/14/25	3,073,459	[b,d]	3,022,070
Pearl Intermediate Parent, Second Lien Term Loan, 1 Month LIBOR + 6.25%		8.56	2/1/26	1,488,652	[b]	1,485,861

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Health Care - 8.7% (continued)
PharMerica, First Lien Term Loan, 1 Month LIBOR + 3.50%	5.83	12/6/24	5,628,645	[b]	5,671,761
PharMerica, Second Lien Term Loan, 1 Month LIBOR + 7.75%	10.08	12/7/25	1,500,000	[b,d]	1,500,000
Sam Bidco, Facility B-2, 3 Month LIBOR + 3.50%	5.83	10/24/24	2,075,000	[b]	2,062,031
Surgery Center Holdings, Term B Loan, 3 Month LIBOR + 3.25%	5.57	6/20/24	6,195,834	[b]	6,197,754
U.S. Anesthesia Partners, First Lien Term Loan, 1 Month LIBOR + 3.00%	5.59	6/23/24	4,407,970	[b]	4,422,671
Wink Holdco, First Lien Initial Term Loan, 1 Month LIBOR + 3.00%	5.32	12/1/24	4,530,000	[b]	4,525,470
				100,623,750
Industrials - 3.9%
American Traffic Solutions, First Lien Initial Term Loan, 1 Month LIBOR + 3.75%	6.07	2/28/25	4,397,075	[b]	4,431,416
Brand Energy & Infrastructure Services, Term Loan, 3 Month LIBOR + 4.25%	6.59	6/21/24	7,756,111	[b]	7,805,401
DG Investment Intermediate Holdings 2, First Lien First Amendment Incremental Term Loan, 1 Month LIBOR + 3.00%	5.34	2/1/25	112,500	[b]	111,832
Engineered Machinery Holdings , First Lien Initial Term Loan, 3 Month LIBOR + 3.25%	5.58	7/25/24	2,766,125	[b]	2,767,854
Engineered Machinery Holdings , Second Lien Initial Term Loan, 3 Month LIBOR + 7.25%	9.58	7/25/25	1,774,277	[b]	1,783,148
Gates Global, Initial B-2 Dollar Term Loan, 3 Month LIBOR + 2.75%	5.06	3/31/24	5,020,846	[b]	5,051,046
Loparex International, Term B Loan, 3 Month LIBOR + 4.25%	6.59	4/11/25	4,260,452	[b,d]	4,303,056
New VAC US, Term B Loan, 3 Month LIBOR + 4.00%	6.33	3/18/25	3,092,250	[b,d]	3,117,375
North American Lifting Holdings, First Lien Term Loan, 3 Month LIBOR + 4.50%	6.82	11/27/20	1,480,643	[b]	1,438,696
Pisces Midco, Term Loan, 3 Month LIBOR + 3.75%	6.09	4/12/25	6,999,491	[b]	7,034,488
Titan Acquisition, Term Loan, 1 Month LIBOR + 3.00%	5.34	3/28/25	5,600,962	[b]	5,323,911

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Industrials - 3.9% (continued)
USIC Holdings, Term B Loan, 1 Month LIBOR + 3.25%	5.59	12/9/23	1,781,496	[b]	1,793,192
				44,961,415
Information Technology - 8.8%
Applied Systems, First Lien Term Loan, 3 Month LIBOR + 3.00%	5.33	9/19/24	6,644,738	[b]	6,681,184
Ascend Learning, Term Loan, 1 Month LIBOR + 3.00%	5.34	7/12/24	4,342,187	[b]	4,341,514
BMC Software Finance, Initial B-2 US Term Loan, 1 Month LIBOR + 3.25%	5.59	9/10/22	7,508,357	[b]	7,524,199
Capri Acquisitions BidCo, Initial Dollar Term Loan, 3 Month LIBOR + 3.25%	5.60	11/1/24	3,233,750	[b]	3,227,687
Compuware, Senior Secured Term Loan, 1 Month LIBOR + 3.50%	5.81	8/23/25	4,270,977	[b]	4,304,354
Compuware, Term B-3 Loan, 1 Month LIBOR + 3.50%	5.84	12/15/21	1,200,000	[b]	1,204,638
Cypress Intermediate Holdings III, First Lien Term Loan, 1 Month LIBOR + 3.00%	5.34	3/31/24	3,267,000	[b]	3,270,316
DigiCert Holdings, First Lien Term Loan, 1 Month LIBOR + 5.25%	7.10	10/31/24	5,693,120	[b]	5,725,173
Dynatrace, Senior Secured First Lien Term Loan, 3 Month LIBOR + 3.25%	5.56	8/23/25	2,552,271	[b]	2,566,104
Dynatrace, Senior Secured Second Lien Term Loan, 3 Month LIBOR + 7.00%	9.31	8/23/26	435,185	[b]	439,174
Greeneden US Holdings II, Dollar Term B-3 Loan, 1 Month LIBOR + 3.50%	5.82	12/1/23	7,271,987	[b]	7,299,257
Hyland Software, First Lien Term Loan, 1 Month LIBOR + 3.25%	5.59	7/1/22	4,837,181	[b]	4,872,855
Hyland Software, Second Lien Term Loan, 1 Month LIBOR + 7.00%	9.34	5/23/25	1,000,000	[b]	1,017,190
Kronosorporated, 2018 New Incremental Term Loan, 2-3 Month LIBOR + 3.00%	5.34	11/1/23	5,568,526	[b]	5,590,104
Mitchell International, First Lien Term Loan, 1 Month LIBOR + 3.25%	5.57	11/30/24	5,480,750	[b]	5,477,900

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Information Technology - 8.8% (continued)
Mitchell International, Second Lien Term Loan, 1 Month LIBOR + 7.25%	9.57	11/30/25	1,265,000	[b]	1,271,325
Press Ganey Holdings, First Lien Initial Term Loan, 1 Month LIBOR + 2.75%	5.08	10/23/23	4,491,149	[b]	4,506,577
Press Ganey Holdings, Second Lien Term Loan, 1 Month LIBOR + 6.50%	8.84	10/23/25	269,664	[b]	273,372
Quest Software US Holdings, First Lien Term Loan, 3 Month LIBOR + 4.25%	6.56	5/17/25	6,124,660	[b]	6,111,247
Riverbed Technology, First Lien Term Loan, 1 Month LIBOR + 3.25%	5.59	4/24/22	3,181,844	[b]	3,169,594
Rocket Software, First Lien Term Loan, 3 Month LIBOR + 3.75%	6.09	10/1/23	3,242,374	[b]	3,269,123
Rocket Software, Second Lien Term Loan, 3 Month LIBOR + 9.50%	11.84	10/14/24	575,000	[b,d]	577,875
RP Crown Parent, Term Loan, 1 Month LIBOR + 2.75%	5.09	10/12/23	8,032,379	[b]	8,062,501
Sophia, Tranche B Term Loan, 3 Month LIBOR + 3.25%	5.59	9/30/22	6,652,072	[b]	6,676,186
Sound Inpatient Physicians, First Lien Initial Term Loan, 1 Month LIBOR + 3.00%	5.34	6/28/25	2,027,566	[b]	2,036,437
Sound Inpatient Physicians, Second Lien Initial Loan, 1 Month LIBOR + 6.75%	9.09	6/28/26	2,974,297	[b,d]	2,992,887
				102,488,773
Insurance - 5.3%
Alliant Holdings Intermediate, 2018 Initial Term Loan, 1 Month LIBOR + 3.00%	5.32	5/10/25	6,936,556	[b]	6,944,498
AssuredPartners, 2017 September Refinancing Term Loan, 1 Month LIBOR + 3.25%	5.59	10/22/24	3,997,440	[b]	4,000,438
Asurion, Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.00%	5.34	8/4/22	1,400,404	[b]	1,408,863
Asurion, Replacement B-6 Term Loan, 1 Month LIBOR + 3.00%	5.32	11/3/23	4,162,757	[b]	4,180,240

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Insurance - 5.3% (continued)
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.50%		8.83	7/14/25	12,537,453	[b]	12,923,982
HUB International, Term Loan, 2-3 Month LIBOR + 3.00%		5.34	4/25/25	7,550,000	[b]	7,550,491
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR + 4.50%		6.82	1/31/25	5,322,523	[b]	5,369,095
Mayfield Agency Borrower, Second Lien Term B Loan, 1 Month LIBOR + 8.50%		10.82	1/31/26	1,310,367	[b,d]	1,300,539
Sedgwick Claims Management Services, First Lien Term Loan, 1 Month LIBOR + 2.75%		5.08	2/28/21	2,696,941	[b]	2,694,689
Sedgwick Claims Management Services, First Lien Term Loan, 1-3 Month LIBOR + 0%		8.08	2/28/22	5,640,556	[b]	5,673,468
USI, Term B Loan, 3 Month LIBOR + 3.00%		5.32	4/5/24	5,265,559	[b]	5,259,530
York Risk Services Holding (Onex York Finance), Initial Term Loan, 1 Month LIBOR + 3.75%		6.09	10/1/21	4,074,353	[b]	3,955,749
					61,261,582
Internet Software & Services - 1.2%
Infinitas Learning Holding, Facility B-3 Term Loan, 3 Month LIBOR + 3.75%	EUR	3.75	5/31/24	2,000,000	[b]	2,323,311
Ion Trading Finance, Initial Dollar Term Loan, 1 Month LIBOR + 4.00%		6.31	11/21/24	1,100,000	[b]	1,096,739
Ion Trading Finance, Initial Euro Term Loan, 1 Month LIBOR + 3.25%	EUR	4.25	11/21/24	1,203,522	[b]	1,385,854
Rodan & Fields, Closing Date Term Loan, 1 Month LIBOR + 4.00%		6.33	6/7/25	4,592,245	[b]	4,631,004
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.00%		5.32	9/28/23	4,429,841	[b]	4,443,707
					13,880,615
Materials - 5.0%
Albea Beauty Holdings, Facility B-2 - Euro, 6 Month LIBOR + 3.25%	EUR	3.25	4/12/24	2,000,000	[b]	2,329,335
Albea Beauty Holdings, Facility Term B-2 Loan, 3-6 Month LIBOR + 3.00%		5.33	4/12/24	2,714,671	[b]	2,692,044

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Materials - 5.0% (continued)
Ball Metalpack Finco, First Lien Initial Term Loan, 1 Month LIBOR + 4.50%		6.85	7/31/25	3,785,703	[b]	3,830,659
BWay Holding, Term Loan, 3 Month LIBOR + 3.25%		5.57	4/3/24	9,248,500	[b]	9,225,379
Circor International, Term Loan, 1 Month LIBOR + 3.50%		5.83	12/11/24	4,789,025	[b]	4,811,486
Dynacast International, First Lien B1 Term Loan, 3 Month LIBOR + 3.25%		5.59	1/28/22	6,040,225	[b]	6,025,124
Klockner Pentaplast of America, Euro Term Loan, 3 Month EURIBOR + 4.75%	EUR	4.75	6/29/22	3,586,881	[b]	3,979,010
Murray Energy, Superpriority Term B-2 Loan, 1 Month LIBOR + 7.25%		9.59	10/17/22	5,182,553	[b]	4,858,643
Peabody Energy, 2018 Refinancing Term Loan, 1 Month LIBOR + 2.75%		5.09	3/31/25	2,025,424	[b]	2,028,807
Penn Engineering & Manufacturing., Term B Loan, 1 Month LIBOR + 2.75%		5.08	6/13/24	1,930,500	[b]	1,940,761
Reynolds Group Holdings, Incremental Term Loan, 1 Month LIBOR + 2.75%		5.09	2/5/23	5,494,606	[b]	5,518,644
TecoStar Holdings, 2017 First Lien Term Loan, 1 Month LIBOR + 3.50%		5.82	5/1/24	5,363,150	[b]	5,387,472
TricorBraun Holdings, First Lien Closing Date Term Loan, 3 Month LIBOR + 3.75%		6.07	11/30/23	5,336,850	[b]	5,373,541
TricorBraun Holdings, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.75%		6.07	11/30/23	537,749	[b]	541,446
					58,542,351
Media - 4.6%
Altice Financing, 2017 Term Loan, 1 Month LIBOR + 2.75%		5.06	1/31/26	2,575,689	[b]	2,496,487
CBS Radio, Term B Loan-1, 1-3 Month LIBOR + 2.75%		5.06	11/18/24	2,783,160	[b]	2,764,262
Ion Media Networks, Term B Loan-3, 1 Month LIBOR + 2.75%		5.08	12/18/20	5,961,648	[b]	5,998,909
Meredith, Term Loan, 1 Month LIBOR + 3.00%		5.35	1/31/25	4,832,967	[b]	4,852,420

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Media - 4.6% (continued)
Numericable U.S., Incremental Term B Loan-13, 3 Month LIBOR + 4.00%		6.33	1/31/26	7,216,667	[b]	7,038,162
Radiate Holdco, Term Loan, 1 Month LIBOR + 3.00%		5.34	2/1/24	9,424,718	[b]	9,382,307
Springer Science & Business Media Deutschland, Initial Term B-12 Loan, 3 Month LIBOR + 3.25%	EUR	3.75	8/24/22	2,926,011	[b]	3,397,132
Townsquare Media, Term B Loan, 1 Month LIBOR + 3.00%		5.34	4/1/22	3,791,591	[b]	3,799,895
Tribune Media, Tranche C Term Loan, 1 Month LIBOR + 3.00%		5.34	1/27/24	3,395,981	[b]	3,409,259
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR + 2.75%		5.08	3/15/24	5,326,588	[b]	5,125,509
WideOpenWest Finance, Refinancing Term B Loan, 1 Month LIBOR + 3.25%		5.59	8/6/23	5,519,294	[b]	5,395,110
					53,659,452
Metals & Mining - 1.5%
Aleris International, First Lien Initial Term Loan, 1 Month LIBOR + 4.75%		7.09	2/27/23	5,225,000	[b]	5,307,477
Big River Steel, Closing Date Term Loan, 3 Month LIBOR + 5.00%		7.31	8/15/23	4,390,424	[b]	4,472,744
Covia Holdings, Term Loan, 3 Month LIBOR + 3.75%		6.07	5/21/25	3,964,961	[b]	3,927,790
Phoenix Services International, Term B Loan, 1 Month LIBOR + 3.75%		6.07	1/30/25	3,493,651	[b]	3,515,487
					17,223,498
Real Estate - .8%
DTZ US Borrower, Closing Date Term Loan, 1 Month LIBOR + 3.25%		5.56	8/21/25	7,700,000	[b]	7,683,175
Flamingo LUX II, Senior Facility B-3, 3 Month LIBOR + 3.25%	EUR	3.25	8/1/23	1,482,447	[b]	1,724,192
					9,407,367
Registered Investment Companies - .9%
Masergy Holdings, 2017 Replacement First Lien Term Loan, 3 Month LIBOR + 3.25%		5.56	12/15/23	3,692,405	[b]	3,700,104

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Registered Investment Companies - .9% (continued)
TKC Holdings, First Lien Term Loan, 1 Month LIBOR + 3.75%		6.08	2/1/23	4,577,062	[b]	4,583,859
TKC Holdings, Second Lien Term Loan, 1 Month LIBOR + 8.00%		10.33	2/1/24	2,075,000	[b]	2,077,417
					10,361,380
Retailing - 4.6%
Atkins Nutritionals, Term Loan, 3 Month LIBOR + 3.50%		5.83	7/7/24	3,382,000	[b,d]	3,420,047
Comfort Holding, Term Loan, 1 Month LIBOR + 4.75%		7.09	2/3/24	2,715,625	[b]	2,596,816
CWGS Group, Term Loan, 1 Month LIBOR + 2.75%		5.09	11/8/23	3,132,084	[b]	3,095,282
Douglas, Term B-7 Loan, 3 Month EURIBOR + 3.50%	EUR	3.50	8/13/22	47,166	[b]	45,606
Douglas Holdings, Term B-1 Loan, 3 Month EURIBOR + 3.50%	EUR	3.50	8/13/22	379,473	[b]	366,914
Douglas Holdings, Term B-2 Loan, 3 Month EURIBOR + 3.50%	EUR	3.50	8/13/22	113,228	[b]	109,481
Douglas Holdings, Term B-3 Loan, 3 Month EURIBOR + 3.50%	EUR	3.50	8/13/22	349,253	[b]	337,694
Douglas Holdings, Term B-4 Loan, 3 Month EURIBOR + 3.50%	EUR	3.50	8/13/22	130,804	[b]	126,475
Douglas Holdings, Term B-5 Loan, 3 Month EURIBOR + 3.50%	EUR	3.50	8/13/22	9,627	[b]	9,309
Douglas Holdings, Term B-6 Loan, 3 Month EURIBOR + 3.50%	EUR	3.50	8/13/22	158,902	[b]	153,643
EG America, Additional Facility Loan, 3 Month LIBOR + 4.00%		6.34	2/6/25	1,757,423	[b]	1,761,816
Foundation Building Materials Holding, Term Loan, 3 Month LIBOR + 3.25%		5.59	7/30/25	3,948,684	[b]	3,961,024
Kirk Beauty One - Douglas, Facility B8, 3 Month LIBOR + 3.25%	EUR	3.25	8/13/22	2,811,546	[b]	2,718,498
Leslie's Poolmart, Term B-2 Loan, 2 Month LIBOR + 3.50%		5.82	8/16/23	4,072,779	[b]	4,077,035
Men's Wearhouse, Term B-2 Loan, 1 Month LIBOR + 3.50%		5.83	4/9/25	3,631,750	[b]	3,661,258

STATEMENT OF INVESTMENTS (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Retailing - 4.6% (continued)
Neiman Marcus Group , Term Loan, 1 Month LIBOR + 3.25%		5.58	10/25/20	3,751,674	[b]	3,493,747
NPC International , First Lien Term Loan, 1 Month LIBOR + 3.50%		5.84	4/3/24	3,390,750	[b]	3,418,317
Peer Holding III, Facility B, 3 Month LIBOR + 3.50%	EUR	3.50	3/8/25	2,000,000	[b]	2,289,301
Serta Simmons Bedding, First Lien Initial Term Loan, 1 Month LIBOR + 3.50%		5.84	11/8/23	3,250,500	[b]	2,804,905
SRS Distribution, Term Loan, 2 Month LIBOR + 3.25%		5.57	5/18/25	5,400,000	[b]	5,284,764
Staples, Term Loan, 3 Month LIBOR + 4.00%		6.33	8/15/24	5,511,791	[b]	5,505,894
Tacala Investment, First Lien Term Loan, 1 Month LIBOR + 3.25%		5.60	2/1/25	4,282,828	[b]	4,301,565
					53,539,391
Semiconductors & Semiconductor Equipment - .6%
Bright Bidco, 2018 Refinancing Term B Loan, 1-3 Month LIBOR + 3.50%		5.82	6/30/24	6,541,605	[b]	6,491,202
Technology Hardware & Equipment - 3.0%
BMC Software Finance, Term Loan, 1 Month LIBOR + 4.25%		6.56	10/2/25	9,075,000	[b]	9,094,874
Everi Payments, New Term B Loan, 1 Month LIBOR + 3.00%		5.81	5/9/24	5,648,744	[b]	5,681,112
Harland Clarke Holdings, Term Loan, 3 Month LIBOR + 4.75%		7.09	11/3/23	4,649,565	[b]	4,388,027
McAfee, Tranche B Term Loan, 1 Month LIBOR + 4.50%		6.84	9/29/24	6,897,048	[b]	6,962,570
Tempo Acquisition, Term Loan, 1 Month LIBOR + 3.00%		5.35	5/1/24	7,741,752	[b]	7,768,732
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR + 4.00%		6.31	8/20/25	704,120	[b]	706,584
					34,601,899
Telecommunication Services - 2.5%
CenturyLink, Initial Term A Loan, 1 Month LIBOR + 2.75%		5.10	10/31/21	3,208,861	[b]	3,210,866
Colorado Buyer, Second Lien Initial Term Loan, 1 Month LIBOR + 7.25%		9.60	3/15/25	2,775,000	[b]	2,784,255

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 88.0% (continued)
Telecommunication Services - 2.5% (continued)
Consolidated Communications, Term Loan, 1 Month LIBOR + 3.00%		5.34	10/5/23	3,327,791	[b]	3,279,622
GTT Communications, EMEA Term Loan, 1 Month LIBOR + 3.25%	EUR	3.25	5/31/25	2,500,000	[b]	2,869,229
Intelsat Jackson Holdings, Term B4 Loan, 1 Month LIBOR + 4.50%		6.84	1/2/24	3,619,048	[b]	3,808,306
IPC, First Lien Term B-1 Loan, 3 Month LIBOR + 4.50%		6.84	8/6/21	773,537	[b]	756,136
MTN Infrastructure TopCo , Term Loan, 1 Month LIBOR + 3.00%		5.31	11/17/24	4,492,875	[b]	4,518,844
West, Term Loan B, 1 Month LIBOR + 4.00%		6.34	10/10/24	8,101,123	[b]	8,082,125
					29,309,383
Transportation - .5%
Kenan Advantage Group, Initial U.S. Term Loan, 1 Month LIBOR + 3.00%		5.33	7/31/22	2,061,791	[b]	2,055,358
Kenan Canada GP, Initial Canadian Term Loan, 1 Month LIBOR + 3.00%		5.35	7/31/22	626,746	[b]	624,791
PODS, Term B4 Loan, 1 Month LIBOR + 2.75%		5.08	11/21/24	3,354,661	[b]	3,365,665
					6,045,814
Utilities - 1.9%
Eastern Power, Term Loan, 3 Month LIBOR + 3.75%		6.06	10/2/23	8,078,920	[b]	8,090,675
EFS Cogen Holdings I, Term B Advance, 3 Month LIBOR + 3.25%		5.59	6/28/23	4,391,063	[b]	4,389,702
Helix Gen Funding, Term Loan, 1 Month LIBOR + 3.75%		6.07	6/2/24	6,382,850	[b]	6,169,025
Pike, 2018 Initial Term Loan, 1 Month LIBOR + 3.50%		5.84	3/23/25	3,686,049	[b]	3,718,301
					22,367,703
Total Floating Rate Loan Interests (cost $1,025,009,643)				1,021,269,759
				Shares
Exchange-Traded Funds - 1.8%
Registered Investment Companies - 1.8%
Invesco Senior Loan ETF (cost $21,658,817)				936,972		21,606,574

STATEMENT OF INVESTMENTS (continued)

Description	7-Day Yield (%)	Shares	Value ($)
Investment Companies - 10.7%
Registered Investment Companies - 10.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $123,778,748)	1.91	123,778,748	[f] 123,778,748
Total Investments (cost $1,240,532,747)		106.5%	1,235,900,985
Liabilities, Less Cash and Receivables		(6.5%)	(74,894,910)
Net Assets		100.0%	1,161,006,075

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, these securities were valued at $59,060,976 or 5.09% of net assets.

d These securities are deemed Illiquid security by Board. At the period end, the value of these securities amounted to $159,487,072 or 13.74% of net assets.

e Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	20.4
Industrial	12.8
Investment Companies	12.5
Technology	12.4
Consumer, Cyclical	11.7
Communications	10.1
Financial	8.2
Basic Materials	6.3
Energy	5.8
Collateralized Loan Obligations	4.4
Utilities	1.9
106.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS

Registered Investment Company	Value 8/31/17 ($)	Purchases ($)	Sales ($)	Value 8/31/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	94,487,366	463,407,402	434,116,020	123,778,748	10.7	1,474,160

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS August 31, 2018

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Credit Suisse International
United States Dollar	36,682,857	Euro	31,285,000	10/16/18	241,156
Gross Unrealized Appreciation					241,156

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2018

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	1,116,753,999	1,112,122,237
Affiliated issuers	123,778,748	123,778,748
Cash		6,863,561
Cash denominated in foreign currency	3,367,035	3,367,035
Receivable for investment securities sold		18,297,761
Interest receivable		3,952,128
Receivable for shares of Common Stock subscribed		2,568,184
Unrealized appreciation on foreign currency transactions		349,548
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		241,156
Prepaid expenses		73,613
		1,271,613,971
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		647,124
Payable for investment securities purchased		102,841,681
Payable for shares of Common Stock redeemed		1,805,444
Directors fees and expenses payable		16,680
Interest payable—Note 2		2,019
Accrued expenses and other liabilities		5,294,948
		110,607,896
Net Assets ($)		1,161,006,075
Composition of Net Assets ($):
Paid-in capital		1,188,787,836
Accumulated undistributed investment income—net		7,396,559
Accumulated net realized gain (loss) on investments		(31,137,262)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		(4,041,058)
Net Assets ($)		1,161,006,075

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	19,165,168	2,166,417	18,280,209	1,121,394,281
Shares Outstanding	1,587,357	179,636	1,517,298	93,182,814
Net Asset Value Per Share ($)	12.07	12.06	12.05	12.03

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended August 31, 2018

Investment Income ($):
Income:
Interest	51,858,571
Dividends:
Unaffiliated issuers	534,446
Affiliated issuers	1,474,160
Total Income	53,867,177
Expenses:
Management fee—Note 3(a)	6,757,426
Professional fees	141,627
Loan commitment fees—Note 2	92,387
Directors’ fees and expenses—Note 3(d)	81,147
Registration fees	79,436
Shareholder servicing costs—Note 3(c)	70,685
Distribution fees—Note 3(b)	17,205
Custodian fees—Note 3(c)	10,694
Prospectus and shareholders’ reports	2,493
Miscellaneous	300,077
Total Expenses	7,553,177
Less—reduction in expenses due to undertaking—Note 3(a)	(5,543)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,520)
Net Expenses	7,543,114
Investment Income—Net	46,324,063
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(3,853,562)
Net realized gain (loss) on forward foreign currency exchange contracts	899,203
Net Realized Gain (Loss)	(2,954,359)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(6,863,649)
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	445,938
Net Unrealized Appreciation (Depreciation)	(6,417,711)
Net Realized and Unrealized Gain (Loss) on Investments	(9,372,070)
Net Increase in Net Assets Resulting from Operations	36,951,993

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2018	2017
Operations ($):
Investment income—net	46,324,063	27,904,856
Net realized gain (loss) on investments	(2,954,359)	(3,244,557)
Net unrealized appreciation (depreciation) on investments	(6,417,711)	3,976,756
Net Increase (Decrease) in Net Assets Resulting from Operations	36,951,993	28,637,055
Distributions to Shareholders from ($):
Investment income—net:
Class A	(726,137)	(439,124)
Class C	(68,485)	(76,376)
Class I	(884,361)	(779,372)
Class Y	(40,747,816)	(25,202,771)
Total Distributions	(42,426,799)	(26,497,643)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	12,526,410	12,313,342
Class C	431,944	1,469,121
Class I	30,962,912	48,823,802
Class Y	352,642,182	469,824,657
Distributions reinvested:
Class A	712,848	418,239
Class C	65,581	73,719
Class I	762,556	661,698
Class Y	12,908,518	9,010,491
Cost of shares redeemed:
Class A	(8,449,840)	(5,523,110)
Class C	(974,115)	(856,786)
Class I	(31,783,402)	(43,917,071)
Class Y	(116,114,361)	(85,234,090)
Increase (Decrease) in Net Assets from Capital Stock Transactions	253,691,233	407,064,012
Total Increase (Decrease) in Net Assets	248,216,427	409,203,424
Net Assets ($):
Beginning of Period	912,789,648	503,586,224
End of Period	1,161,006,075	912,789,648
Undistributed investment income—net	7,396,559	1,778,815

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2018	2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	1,033,381	1,016,419
Shares issued for distributions reinvested	58,986	34,514
Shares redeemed	(698,732)	(454,952)
Net Increase (Decrease) in Shares Outstanding	393,635	595,981
Class Ca
Shares sold	35,761	121,518
Shares issued for distributions reinvested	5,430	6,094
Shares redeemed	(80,554)	(70,735)
Net Increase (Decrease) in Shares Outstanding	(39,363)	56,877
Class Ib
Shares sold	2,559,900	4,030,579
Shares issued for distributions reinvested	63,235	54,699
Shares redeemed	(2,632,716)	(3,624,840)
Net Increase (Decrease) in Shares Outstanding	(9,581)	460,438
Class Yb
Shares sold	29,213,576	38,800,687
Shares issued for distributions reinvested	1,071,834	746,227
Shares redeemed	(9,627,009)	(7,048,673)
Net Increase (Decrease) in Shares Outstanding	20,658,401	32,498,241

[a]	During the period ended August 31, 2018, 2,502 Class C shares representing $30,272 were automatically converted to 2,498 Class A shares.
[b]

During the period ended August 31, 2018, 833,605 Class Y shares representing $10,051,397 were exchanged for 832,612 Class I shares and during the period ended August 31, 2017, 871,441 Class Y shares representing $10,544,135 were exchanged for 870,512 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended August 31,
Class A Shares	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.13	12.06	12.29	12.64	12.50
Investment Operations:
Investment income—net [b]	.51	.44	.47	.48	.38
Net realized and unrealized gain (loss) on investments	(.11)	.05	(.21)	(.33)	.05
Total from Investment Operations	.40	.49	.26	.15	.43
Distributions:
Dividends from investment income—net	(.46)	(.42)	(.49)	(.48)	(.29)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.46)	(.42)	(.49)	(.50)	(.29)
Net asset value, end of period	12.07	12.13	12.06	12.29	12.64
Total Return (%)[c]	3.38	4.14	2.23	1.28	3.39[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99	1.02	1.04	1.04	1.13[e]
Ratio of net expenses to average net assets	.99	1.02	1.04	1.04	1.03[e]
Ratio of net investment income to average net assets	4.19	3.61	3.98	3.88	3.17[e]
Portfolio Turnover Rate	91.78	97.82	66.45	76.63	51.30[d]
Net Assets, end of period ($ x 1,000)	19,165	14,483	7,210	7,824	4,402

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.11	12.04	12.28	12.63	12.50
Investment Operations:
Investment income—net[b]	.41	.35	.38	.39	.28
Net realized and unrealized gain (loss) on investments	(.10)	.05	(.22)	(.33)	.06
Total from Investment Operations	.31	.40	.16	.06	.34
Distributions:
Dividends from investment income—net	(.36)	(.33)	(.40)	(.39)	(.21)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.36)	(.33)	(.40)	(.41)	(.21)
Net asset value, end of period	12.06	12.11	12.04	12.28	12.63
Total Return (%)[c]	2.62	3.38	1.43	.47	2.73[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78	1.81	1.84	1.84	1.98[e]
Ratio of net expenses to average net assets	1.75	1.78	1.80	1.80	1.80[e]
Ratio of net investment income to average net assets	3.40	2.85	3.22	3.11	2.40[e]
Portfolio Turnover Rate	91.78	97.82	66.45	76.63	51.30[d]
Net Assets, end of period ($ x 1,000)	2,166	2,652	1,952	803	475

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

	Year Ended August 31,
Class I Shares	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.11	12.05	12.28	12.62	12.50
Investment Operations:
Investment income—net[b]	.54	.47	.50	.56	.43
Net realized and unrealized gain (loss) on investments	(.10)	.05	(.20)	(.36)	.01
Total from Investment Operations	.44	.52	.30	.20	.44
Distributions:
Dividends from investment income—net	(.50)	(.46)	(.53)	(.52)	(.32)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.50)	(.46)	(.53)	(.54)	(.32)
Net asset value, end of period	12.05	12.11	12.05	12.28	12.62
Total Return (%)	3.68	4.47	2.49	1.58	3.59[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.77	.80	.81	.77	.85[d]
Ratio of net expenses to average net assets	.75	.78	.80	.77	.79[d]
Ratio of net investment income to average net assets	4.45	3.87	4.22	4.19	3.40[d]
Portfolio Turnover Rate	91.78	97.82	66.45	76.63	51.30[c]
Net Assets, end of period ($ x 1,000)	18,280	18,492	12,845	10,187	6,876

a From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.09	12.03	12.27	12.63	12.50
Investment Operations:
Investment income—net[b]	.54	.47	.51	.51	.36
Net realized and unrealized gain (loss) on investments	(.10)	.05	(.22)	(.32)	.09
Total from Investment Operations	.44	.52	.29	(.19)	.45
Distributions:
Dividends from investment income—net	(.50)	(.46)	(.53)	(.53)	(.32)
Dividends from net realized gain on investments	-	-	-	(.02)	-
Total Distributions	(.50)	(.46)	(.53)	(.55)	(.32)
Net asset value, end of period	12.03	12.09	12.03	12.27	12.63
Total Return (%)	3.60	4.51	2.54	1.56	3.59[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.74	.76	.75	.86[d]
Ratio of net expenses to average net assets	.72	.74	.76	.75	.79[d]
Ratio of net investment income to average net assets	4.46	3.91	4.27	4.14	3.41[d]
Portfolio Turnover Rate	91.78	97.82	66.45	76.63	51.30[c]
Net Assets, end of period ($ x 1,000)	1,121,392	877,163	481,579	490,699	519,996

a  From September 27, 2013 (commencement of operations) to August 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Floating Rate Income Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eight series, including the fund. The fund’s investment objective is to seek high current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (“Alcentra”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective February 22, 2018, the Company’s Board of Directors (the “Board”) approved a proposal to re-allocate 25 million Class A shares, 25 million Class C shares, 25 million Class I shares and 25 million Class T shares as 100 million new Class Y shares, raising the total of authorized Class Y shares to 200 million (up from 100 million).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized), Class T (75 million shares authorized) and Class Y (200 million shares authorized). Class A, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes

NOTES TO FINANCIAL STATEMENTS (continued)

include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

NOTES TO FINANCIAL STATEMENTS (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Collateralized Loan Obligations Debt	-	50,810,971	-	50,810,971
Corporate Bonds†	-	18,434,933	-	18,434,933
Exchange-Traded Funds	21,606,574	-	-	21,606,574

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Floating Rate Loan Interests†	-	1,021,269,759	-	1,021,269,759
Registered Investment Company	123,778,748	-	-	123,778,748
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	241,156	-	241,156

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

At August 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests in Collateralized Loan Obligations (“CLOs”). CLO and structured finance securities are generally backed by an asset or a pool of assets (typically senior secured loans and other credit-related assets in the case of a CLO) which serve as collateral. The fund and other investors in CLO and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Therefore, CLO and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLO and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the fact that investments in CLO equity and junior debt tranches will likely be subordinate to other senior classes of CLO debt; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the Fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the Fund may target. In addition, CLO and other structured finance securities may be subject to prepayment risk.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On August 31, 2018, the Board declared a cash dividend of $.043, $.036, $.044 and $.046 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on September 5, 2018, to shareholders of record as of the close of business on August 31, 2018. The ex-dividend date was September 4, 2018.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2018, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $7,396,559, accumulated capital losses $30,223,031 and unrealized depreciation $4,955,289.

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2018. The fund has $8,498,348 of short-term capital losses and $21,724,683 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended August 31, 2018 and August 31, 2017 were as follows: ordinary income $42,426,799 and $26,497,643, respectively.

During the period ended August 31, 2018, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, foreign currency transactions, paydown gains and losses and consent fees, the fund increased accumulated undistributed investment income-net by $1,720,480 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

(h) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. Effective June 19, 2018, the Board approved a $200 million Citibank, N.A. short-term revolving credit facility (the “FRIF Citibank Credit Facility”), for a term beginning June 20, 2018 and ending October 3, 2018. The FRIF Citibank Credit Facility, is a short-term, committed line of credit used by the fund for shareholder redemptions and other temporary or emergency purposes. Dreyfus is not expecting to utilize the FRIF Citibank Credit Facility under normal business conditions, but believes a dedicated line of credit for the fund is prudent in light of the extended settlement term of its securities. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility and the commitment fees for the FRIF Citibank Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility and the FRIF Citibank Credit Facility at the time of borrowing. During the period ended August 31, 2018, the fund did not borrow under the Facilities and the FRIF Citibank Credit Facility.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from September 1, 2017 through December 31, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the annual fund operating expense for Class A, C, I and Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $5,543 during the period ended August 31, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Alcentra, Alcentra serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned

NOTES TO FINANCIAL STATEMENTS (continued)

subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended August 31, 2018, the Distributor retained $748 from commissions earned on sales of the fund’s Class A shares and $1,998 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2018, Class C shares were charged $17,205 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2018, Class A and Class C shares were charged $47,701 and $5,735, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2018, the fund was charged $4,657 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2018, the fund was charged $10,694 pursuant to the custody agreement. These fees were partially offset by earnings credits of $4,520.

During the period ended August 31, 2018, the fund was charged $13,269 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $633,716, Distribution Plan fees $1,336, Shareholder Services Plan fees $4,631, custodian fees $2,484, Chief Compliance Officer fees $5,693 and transfer agency fees $303, which are offset against an expense reimbursement currently in effect in the amount of $1,039.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended August 31, 2018, amounted to $1,187,199,513 and $914,445,723, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to

NOTES TO FINANCIAL STATEMENTS (continued)

their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At August 31, 2018, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended August 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at February 28, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The following summarizes the average market value of derivatives outstanding during the period ended August 31, 2018:

Average Market Value ($)
Forward contracts	25,561,435

At August 31, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was $1,241,205,822; accordingly, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $5,063,681, consisting of $4,375,812 gross unrealized appreciation and $9,439,493 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
The Dreyfus/Laurel Funds, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Floating Rate Income Fund (the “Fund”), a series of The Dreyfus/Laurel Funds, Inc., including the statements of investments, investments in affiliated issuers, and forward foreign currency exchange contracts, as of August 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Dreyfus Corporation investment companies since 1994.

New York, New York
October 29, 2018

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund designates the maximum amount allowable but not less than 88.24% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code. Where required by federal tax law rules, shareholders will receive notification of their portion of the Fund’s taxable ordinary dividends and capital gains distributions paid for the 2018 calendar year on Form 1099-DIV which will be mailed in early 2019.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 125

———————

Francine J. Bovich (67)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., a real estate trust, Director (2014-present)

No. of Portfolios for which Board Member Serves: 73

———————

Kenneth A. Himmel (72)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Managing Partner, Gulf Related, an international real estate development company (2010-present)

• President and CEO, Related Urban Development, a real estate development company (1996-present)

• President and CEO, Himmel & Company, a real estate development company (1980-present)

• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 25

———————

Stephen J. Lockwood (71)

Board Member (1994)

Principal Occupation During Past 5 Years:

• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)

No. of Portfolios for which Board Member Serves: 25

———————

Roslyn M. Watson (68)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 59

———————

Benaree Pratt Wiley (72)

Board Member (1998)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 80

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

James M. Fitzgibbons, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 125 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since June 2000.

SONALEE CROSS, Vice President and Assistant Secretary since March 2018.

Counsel of BNY Mellon since October 2016; Associate at Proskauer Rose LLP from April 2016 to September 2016; Attorney at EnTrust Capital from August 2015 to February 2016; Associate at Sidley Austin LLP from September 2013 until August 2015. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 30 years old and has been an employee of the Manager since October 2016.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014. She is an officer of 63 investment companies (comprised of 150 portfolios) managed by Dreyfus. She is 33 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 150 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager, the Dreyfus Family of Funds and BNY Mellon Funds Trust (63 investment companies, comprised of 150 portfolios). He is 61 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 144 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Floating Rate Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DFLAX Class C: DFLCX Class I: DFLIX Class Y: DFLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6240AR0818

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $89,310 in 2017 and $90,650 in 2018.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,405 in 2017 and $10,560 in 2018. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,800 in 2017 and $5,915 in 2018. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2017 and $0 in 2018.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2017 and $0 in 2018.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2017 and $0 in 2018.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,552,000 in 2017 and $24,054,000 in 2018.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 29, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 29, 2018

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)